Schedule of Investments (unaudited)
January 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.6%
Bombardier Inc., 7.45%, 05/01/34(a)	$17,404	$18,291,446
Spirit AeroSystems Inc.
3.85%, 06/15/26(b)	9,800	9,627,176
4.60%, 06/15/28(b)	23,696	22,854,690
		50,773,312
Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 01/15/27	1,647	1,627,890
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(b)	903	874,747
United Airlines Pass-Through Trust, Series A, 3.10%, 04/07/30(b)	5,315	4,842,708
		7,345,345
Apparel — 3.9%
Under Armour Inc., 3.25%, 06/15/26(b)	20,215	19,616,905
VF Corp.
2.80%, 04/23/27	16,958	16,024,084
2.95%, 04/23/30(b)	25,313	22,122,646
6.00%, 10/15/33(b)	9,426	9,199,177
6.45%, 11/01/37(b)	10,104	9,881,550
		76,844,362
Auto Parts & Equipment — 0.9%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)(c)	11,883	11,866,725
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	4,958	5,011,500
		16,878,225
Banks — 6.9%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(b)(c)	13,549	12,801,498
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	33,819	37,104,688
UniCredit SpA
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(c)	25,458	25,456,439
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(c)	31,811	33,325,659
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(b)(c)	10,212	9,326,911
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(b)(c)	20,341	19,356,619
		137,371,814
Chemicals — 3.2%
HB Fuller Co., 4.00%, 02/15/27	10,286	9,916,575
Methanex Corp.
5.25%, 12/15/29(b)	23,702	23,084,549
5.65%, 12/01/44(b)	10,146	8,865,477
OCI NV, 6.70%, 03/16/33(a)	20,346	21,059,626
		62,926,227
Commercial Services — 1.2%
United Rentals North America Inc., 3.88%, 11/15/27(b)	25,210	24,325,582
Computers — 6.3%
Crane NXT Co.
4.20%, 03/15/48	12,155	7,795,355
6.55%, 11/15/36(b)	3,692	3,647,107
Seagate HDD Cayman
4.09%, 06/01/29(b)	16,794	15,817,576
Security	Par (000)	Value
Computers (continued)
4.13%, 01/15/31(b)	$9,350	$8,546,155
4.88%, 06/01/27	17,166	16,906,898
5.75%, 12/01/34(b)	16,634	16,203,261
Western Digital Corp., 4.75%, 02/15/26	57,448	57,115,461
		126,031,813
Cosmetics & Personal Care — 1.6%
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	25,423	23,980,425
4.90%, 12/15/44(b)	10,556	8,183,272
		32,163,697
Diversified Financial Services — 1.4%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	9,321	9,189,589
Navient Corp., 5.63%, 08/01/33(b)	20,144	17,796,857
		26,986,446
Electric — 0.5%
TransAlta Corp., 6.50%, 03/15/40	10,210	9,988,114
Energy - Alternate Sources — 0.9%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	17,444	16,987,092
Engineering & Construction — 1.0%
Fluor Corp., 4.25%, 09/15/28(b)	20,324	19,504,330
Entertainment — 2.0%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(d)	33,872	30,108,874
4.63%, 04/06/31(a)(b)	12,101	10,315,735
		40,424,609
Food — 0.5%
Safeway Inc., 7.25%, 02/01/31(b)	8,804	9,231,025
Health Care - Services — 2.1%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	12,328	12,713,614
Toledo Hospital (The)
4.98%, 11/15/45(b)	8,627	6,415,240
6.02%, 11/15/48(b)	14,053	12,571,710
Series B, 5.33%, 11/15/28(b)	11,040	10,831,686
		42,532,250
Holding Companies - Diversified — 1.1%
Prospect Capital Corp.
3.36%, 11/15/26(b)	9,000	8,452,158
3.44%, 10/15/28(b)	9,000	7,940,859
3.71%, 01/22/26(b)	5,000	4,872,538
		21,265,555
Housewares — 2.9%
Newell Brands Inc.
5.70%, 04/01/26(b)	31,251	31,364,340
6.88%, 04/01/36(b)	10,640	10,890,849
7.00%, 04/01/46	16,859	16,210,696
		58,465,885
Insurance — 2.9%
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	6,681	6,571,351
6.80%, 01/24/30(a)(b)	16,125	15,872,058
Genworth Holdings Inc., 6.50%, 06/15/34(b)	9,038	8,700,565
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	14,408	16,018,583
Provident Financing Trust I, 7.41%, 03/15/38	5,506	5,827,683

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(c)(e)	$5,107	$5,082,820
		58,073,060
Iron & Steel — 0.9%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,200	2,221,172
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	8,278	7,133,892
U.S. Steel Corp., 6.65%, 06/01/37(b)	9,298	9,290,059
		18,645,123
Leisure Time — 1.7%
Carnival Corp.
6.65%, 01/15/28(b)	6,891	7,041,505
7.88%, 06/01/27	750	786,060
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28(b)	16,863	16,133,706
7.50%, 10/15/27(b)	10,194	10,771,115
		34,732,386
Lodging — 0.7%
Travel & Leisure Co.
6.00%, 04/01/27(b)	13,480	13,584,681
6.60%, 10/01/25	700	702,011
		14,286,692
Manufacturing — 0.6%
Hillenbrand Inc., 5.00%, 09/15/26	12,720	12,641,400
Media — 1.9%
Belo Corp.
7.25%, 09/15/27(b)	8,546	8,816,844
7.75%, 06/01/27(b)	6,796	7,033,740
Historic TW Inc., 8.30%, 01/15/36(b)(f)	2,658	2,874,206
Liberty Interactive LLC
8.25%, 02/01/30(b)	16,316	8,017,265
8.50%, 07/15/29(b)	8,832	4,451,514
Warner Media LLC, 7.63%, 04/15/31(b)	6,382	6,845,555
		38,039,124
Mining — 2.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	18,292	17,192,898
5.50%, 12/15/27(a)(b)	11,096	11,060,871
6.13%, 05/15/28(a)(b)	16,817	16,893,912
7.13%, 03/15/31(a)(b)	500	518,997
		45,666,678
Office & Business Equipment — 0.7%
Xerox Corp.
4.80%, 03/01/35(b)	8,412	5,127,101
6.75%, 12/15/39(b)	12,085	8,161,895
		13,288,996
Office Furnishings — 0.7%
Steelcase Inc., 5.13%, 01/18/29	15,408	14,855,228
Oil & Gas — 2.8%
Global Marine Inc., 7.00%, 06/01/28	9,165	8,675,859
Murphy Oil Corp.
5.88%, 12/01/42(b)	11,511	9,937,556
7.05%, 05/01/29	2,792	2,865,607
Transocean Inc.
6.80%, 03/15/38	20,629	16,925,687
7.50%, 04/15/31(b)	13,547	12,553,263
9.35%, 12/15/41	6,072	5,361,687
		56,319,659
Security	Par (000)	Value
Packaging & Containers — 1.9%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	$11,975	$12,375,383
Pactiv LLC
7.95%, 12/15/25(b)	4,200	4,272,626
8.38%, 04/15/27(b)	5,056	5,323,946
Sealed Air Corp., 6.88%, 07/15/33(a)	15,290	16,042,732
		38,014,687
Pipelines — 5.7%
Buckeye Partners LP
3.95%, 12/01/26	20,428	19,865,685
4.13%, 12/01/27(b)	14,546	13,951,007
5.60%, 10/15/44	10,542	8,779,742
5.85%, 11/15/43	14,502	12,711,752
6.75%, 02/01/30(a)	615	625,733
6.75%, 08/15/33(b)	2,721	2,773,842
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	11,950	11,245,133
4.95%, 07/15/29(a)(b)	18,685	17,936,157
6.88%, 04/15/40(a)	17,033	16,568,910
7.50%, 07/15/38(a)(b)	8,590	8,597,066
		113,055,027
Real Estate Investment Trusts — 9.1%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	15,377	14,562,213
4.55%, 10/01/29(b)	11,916	10,829,472
8.30%, 03/15/28(b)	11,910	12,538,547
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	17,099	14,997,969
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	13,576	9,880,454
3.95%, 11/01/27(b)	13,732	12,562,052
4.65%, 04/01/29(b)	17,037	13,692,557
5.95%, 02/15/28(b)	12,036	10,880,852
Service Properties Trust
3.95%, 01/15/28(b)	10,860	9,592,029
4.38%, 02/15/30(b)	10,939	8,800,911
4.75%, 10/01/26	12,263	11,855,280
4.95%, 02/15/27(b)	10,958	10,594,344
4.95%, 10/01/29(b)	11,433	9,447,399
5.25%, 02/15/26(b)	8,809	8,658,508
Vornado Realty LP
2.15%, 06/01/26	13,116	12,536,797
3.40%, 06/01/31(b)	11,953	10,261,675
		181,691,059
Retail — 14.2%
Advance Auto Parts Inc.
1.75%, 10/01/27	12,140	10,936,390
3.50%, 03/15/32(b)	12,105	10,186,036
3.90%, 04/15/30(b)	17,222	15,515,580
5.90%, 03/09/26(b)	8,718	8,785,504
5.95%, 03/09/28(b)	10,410	10,530,899
Bath & Body Works Inc.
6.95%, 03/01/33(b)	9,833	9,986,474
7.60%, 07/15/37(b)	6,875	7,074,598
Kohl's Corp.
4.63%, 05/01/31(b)	17,168	13,726,193
5.55%, 07/17/45(b)	14,518	9,129,656
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	8,519	5,886,342
4.50%, 12/15/34(b)	12,512	10,271,488
5.13%, 01/15/42(b)	8,532	6,313,570
6.38%, 03/15/37	6,628	5,777,384

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.70%, 07/15/34(a)(b)	$6,037	$5,110,539
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,700	1,799,942
Nordstrom Inc.
4.00%, 03/15/27(b)	9,417	9,113,113
4.25%, 08/01/31(b)	11,440	10,096,404
4.38%, 04/01/30(b)	13,408	12,214,500
5.00%, 01/15/44(b)	25,459	19,266,217
6.95%, 03/15/28(b)	8,107	8,339,638
QVC Inc.
5.45%, 08/15/34(b)	14,164	8,692,856
5.95%, 03/15/43	9,052	5,015,665
Walgreen Co., 4.40%, 09/15/42	4,522	3,026,257
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	8,780	7,289,812
3.45%, 06/01/26(b)	23,225	22,619,378
4.10%, 04/15/50(b)	13,070	8,638,826
4.50%, 11/18/34(b)	5,341	4,260,691
4.65%, 06/01/46(b)	5,278	3,489,947
4.80%, 11/18/44(b)	13,007	9,750,249
Yum! Brands Inc.
5.35%, 11/01/43(b)	8,479	8,082,471
6.88%, 11/15/37	11,174	12,079,208
		283,005,827
Telecommunications — 11.3%
Embarq Corp., 8.00%, 06/01/36	41,106	22,812,817
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	10,450	10,718,680
Frontier North Inc., Series G, 6.73%, 02/15/28	7,091	7,216,068
Lumen Technologies Inc.
10.00%, 10/15/32(a)(b)	4,700	4,685,230
Series P, 7.60%, 09/15/39(b)	13,407	10,750,483
Series U, 7.65%, 03/15/42(b)	8,369	6,673,200
Qwest Corp., 7.25%, 09/15/25(b)	900	898,948
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(c)	25,398	24,868,997
Telecom Italia Capital SA
6.00%, 09/30/34(b)	14,784	14,095,358
6.38%, 11/15/33(b)	14,758	14,554,507
7.20%, 07/18/36	14,788	14,836,421
7.72%, 06/04/38	14,787	15,284,704
U.S. Cellular Corp., 6.70%, 12/15/33(b)	18,452	19,744,546
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(c)	55,646	57,922,121
		225,062,080
Transportation — 0.5%
XPO CNW Inc., 6.70%, 05/01/34	10,222	10,570,392
Total Corporate Bonds & Notes — 97.3% (Cost: $2,006,545,784)		1,937,993,101
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	87,228	$79,255
Total Common Stocks — 0.0% (Cost $0)		79,255
Total Long-Term Investments — 97.3% (Cost: $2,006,545,784)		1,938,072,356
Short-Term Securities
Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(g)(h)(i)	359,486,381	359,666,124
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(g)(h)	34,320,000	34,320,000
Total Short-Term Securities — 19.8% (Cost: $393,849,472)		393,986,124
Total Investments — 117.1% (Cost: $2,400,395,256)		2,332,058,480
Liabilities in Excess of Other Assets — (17.1)%		(340,830,607)
Net Assets — 100.0%		$1,991,227,873

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Fallen Angels USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$341,593,881	$18,140,201 (a)	$—	$(12,491)	$(55,467)	$359,666,124	359,486,381	$597,326 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,240,000	22,080,000 (a)	—	—	—	34,320,000	34,320,000	240,981	—
				$(12,491)	$(55,467)	$393,986,124		$838,307	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,937,993,101	$—	$1,937,993,101
Common Stocks	—	79,255	—	79,255
Money Market Funds	393,986,124	—	—	393,986,124
	$393,986,124	$1,938,072,356	$—	$2,332,058,480

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
SOFR	Secured Overnight Financing Rate